united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
	Shares		Fair Value
		EXCHANGE TRADED FUNDS - 88.3%
		DEBT FUND - 23.0%
	1,542	iShares 3-7 Year Treasury Bond ETF	$ 196,374
	1,966	ProShares Ultra 7-10 Year Treasury	126,748
			323,122
		EQUITY FUND - 65.3%
	4,388	Direxion Daily Developed Markets Bull 3X Shares *	$ 178,030
	4,180	iShares MSCI Australia ETF	81,301
	3,578	iShares MSCI France ETF	81,829
	5,492	iShares MSCI Switzerland Capped ETF	162,838
	10,233	iShares MSCI Germany ETF	246,103
	10,852	iShares MSCI United Kingdom ETF	166,795
			916,896

		TOTAL EXCHANGE TRADED FUNDS (Cost - $1,226,727)	1,240,018

		SHORT-TERM INVESTMENTS - 14.5%
		MONEY MARKET FUND - 14.5%
	203,004	Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class, to yield 0.43% ** (Cost - $203,004)	203,004

		TOTAL INVESTMENTS - 102.8% (Cost - $1,429,731) (a)	$ 1,443,022
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8) %	(38,708)
		NET ASSETS - 100.0%	$ 1,404,314

*	Non income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,506,161
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 15,026
		Unrealized depreciation	(78,165)
		Net unrealized depreciation	$ (63,139)

GOOD HARBOR TACTICAL CORE U.S. FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 77.1%
	EQUITY FUNDS -77.1%
296,408	iShares Core S&P Mid-Cap ETF	$ 44,280,391
384,296	iShares Russell 2000 ETF	44,182,511
	TOTAL EXCHANGE TRADED FUNDS (Cost - $85,387,250)	88,462,902

	SHORT-TERM INVESTMENTS - 16.5%
	MONEY MARKET FUND -16.5%
18,930,968	Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class, to yield 0.43% * (Cost - $18,930,968)	18,930,968

	TOTAL INVESTMENTS - 93.6% (Cost - $104,318,218) (a)	$ 107,393,870
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%	7,299,133
	NET ASSETS - 100.0%	$ 114,693,003

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $104,587,846 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,806,024
	Unrealized depreciation	-
	Net unrealized appreciation	$ 2,806,024

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value ^	Unrealized Gain/(Loss)
198	Russell Mini Future, September 2016	$ 22,718,520	$ (240,710)
154	S&P Midcap 400 Emini, September 2016	11,496,100	(38,950)
		Unrealized Loss from Open Long Futures Contracts	$ (279,660)

^ The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The counterparty for these open future contracts is Societe Generale.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Fair Value
	COMMON STOCK - 9.7%
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
125,195	NorthStar Asset Management Group, Inc.	$ 1,278,241

	PIPELINES - 7.2%
56,829	ONEOK, Inc. ^	2,696,536
44,774	Williams Cos., Inc.	968,462
		3,664,998

	TOTAL COMMON STOCK (Cost - $4,596,799)	4,943,239

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 83.4%
	DIVERSIFIED REITS - 15.7%
436,123	Lexington Realty Trust	4,409,204
245,910	Gramercy Property Trust	2,267,290
113,241	NorthStar Realty Finance Corp.	1,294,345
		7,970,839
	HEALTHCARE REITS - 16.0%
53,631	Healthcare Realty Trust, Inc. ^	1,876,549
191,398	New Senior Investment Group	2,044,131
52,991	Omega Healthcare Investors, Inc.	1,799,044
33,114	Ventas, Inc. ^	2,411,362
		8,131,086
	HOTEL & RESORT REITS - 16.7%
225,839	FelCor Lodging Trust, Inc.	1,406,977
125,319	Hospitality Properties Trust	3,609,187
40,689	Ryman Hospitality Properties, Inc.	2,060,898
114,689	Sunstone Hotel Investors, Inc.	1,384,296
		8,461,358
	INDUSTRIAL REITS - 7.3%
156,214	STAG Industrial, Inc.	3,719,455

	MORTGAGE REITS - 23.9%
71,492	Blackstone Mortgage Trust, Inc.	1,978,184
84,578	Colony Capital, Inc.	1,298,272
381,260	New Residential Investment Corp.	5,276,638
171,717	Starwood Property Trust, Inc.	3,557,976
		12,111,070
	OFFICE REITS - 3.8%
18,648	Alexandria Real Estate Equities, Inc. ^	1,930,441

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $37,533,552)	42,324,249

	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 7.8%
3,966,871	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.43% * (Cost - $3,966,871)	3,966,871

	TOTAL INVESTMENTS - 100.9% (Cost - $46,097,222) (a)	$ 51,234,359
	TOTAL CALL OPTIONS WRITTEN - (1.5) % (Premiums Received - $418,837) (a)	$ (780,484)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	301,482
	NET ASSETS - 100.0%	$ 50,755,357

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Contracts **			Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - %
186	Alexandria Real Estate Equities, Inc.
	Expiration October 2016, Exercise Price $95.00		$ 174,840
536	Healthcare Realty Trust, Inc.
	Expiration November 2016, Exercise Price $35.00		67,000
568	ONEOK, Inc.
	Expiration October 2016, Exercise Price $45.00		269,232
314	Ventas, Inc.
	Expiration November 2016, Exercise Price $65.00		269,412
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $418,837)		780,484

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
** One contract is equivalent to 100 shares of common stock.
^ Security held as collateral for written call options outstanding.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,024,649, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 4,355,794
		Unrealized depreciation	(1,926,568)
		Net unrealized appreciation	$ 2,429,226

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 90.4%
	DEBT FUND - 67.8%
2,359	iShares 3-7 Year Treasury Bond ETF	$ 300,419
3,178	ProShares Ultra 7-10 Year Treasury	204,886
		505,305
	EQUITY FUND - 22.6%
719	iShares MSCI Brazil Capped ETF	21,663
391	iShares MSCI South Korea Capped ETF	20,359
413	iShares MSCI South Africa ETF	21,843
746	iShares MSCI India ETF	20,828
484	iShares MSCI China ETF	20,517
1,499	iShares MSCI Russia Capped ETF	20,072
878	ProShares Ultra MSCI Emerging Markets *	43,549
		168,831

	TOTAL EXCHANGE TRADED FUNDS (Cost - $643,621)	674,136

	SHORT-TERM INVESTMENTS - 8.0%
	MONEY MARKET FUND - 8.0%
59,411	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.43% ** (Cost $59,411)	59,411

	TOTAL INVESTMENTS - 98.4% (Cost - $703,032) (a)	$ 733,547
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	11,630
	NET ASSETS - 100.0%	$ 745,177

* Non income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $726,138 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 7,409
	Unrealized depreciation	-
	Net unrealized appreciation	$ 7,409

GOOD HARBOR TACTICAL CORE U.S. II FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
	Shares		Fair Value
		EXCHANGE TRADED FUNDS - 99.6%
		EQUITY FUNDS - 99.6%
	1,964	iShares Core S&P Mid-Cap ETF	$ 293,402
	2,548	iShares Russell 2000 ETF	292,944
	1,700	ProShares Ultra MidCap400	130,509
	1,616	ProShares Ultra Russell2000	130,217
		TOTAL EXCHANGE TRADED FUNDS (Cost - $803,391)	847,072

		SHORT-TERM INVESTMENTS - 5.9%
		MONEY MARKET FUND - 5.9%
	53,282	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.43% * (Cost $53,282)	53,282

		TOTAL INVESTMENTS - 99.6% (Cost - $856,673) (a)	$ 900,354
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	4,035
		NET ASSETS - 100.0%	$ 904,389

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $856,780
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 43,574
		Unrealized depreciation	-
		Net unrealized appreciation	$ 43,574

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts - The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 in valuing the Funds' investments measured at fair value:

Good Harbor Tactical Core Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 1,240,018	$ -	$ -	$ 1,240,018
Short-Term Investment	203,004	-	-	203,004
Total	$ 1,443,022	$ -	$ -	$ 1,443,022

Good Harbor Tactical Core U.S. Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 88,462,902	$ -	$ -	$ 88,462,902
Short-Term Investment	18,930,968	-	-	18,930,968
Total	$ 107,393,870	$ -	$ -	$ 107,393,870

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Long Futures Contracts **	$ 279,660	$ -	$ -	$ 279,660

Good Harbor Tactical Equity Income Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 4,943,239	$ -	$ -	$ 4,943,239
Real Estate Investment Trusts	42,324,249	-	-	42,324,249
Short-Term Investment	3,966,871	-	-	3,966,871
Total	$ 51,234,359	$ -	$ -	$ 51,234,359

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives:
Call Option Written	$ 780,484	$ -	$ -	$ 780,484

Good Harbor Tactical Core Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 674,136	$ -	$ -	$ 674,136
Short-Term Investment	59,411	-	-	59,411
Total	$ 733,547	$ -	$ -	$ 733,547

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Good Harbor Tactical Core U.S. II Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 847,072	$ -	$ -	$ 847,072
Short-Term Investment	53,282	-	-	53,282
Total	$ 900,354	$ -	$ -	$ 900,354

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.
** Amount shown represents unrealized gain (loss) at period end.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of June 30, 2016, the amount of unrealized loss on futures contracts subject to equity price risk amounted to $279,660 for the Good Harbor Tactical Core U.S. Fund.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Underlying Investment in Other Investment Companies - The Good Harbor Tactical Core US Fund and the Good Harbor Tactical Core Emerging Markets Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares Core S&P Mid Cap ETF and the iShares Russell 2000 ETF (the "Securities"). The Good Harbor Tactical Core US II Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares 3-7 Year Treasury ETF and Proshares Ultra 7-10 Year Treasury ETF (the "Securities").  The Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Securities’ websites. As of June 30, 2016, the percentage of the Tactical Core US Fund's and Tactical Core US II Fund's net assets invested in the iShares Core S&P Mid Cap ETF was 38.6% and 32.4%, respectively. As of June 30, 2016, the percentage of the Tactical Core US Fund's and Tactical Core US II Fund's net assets invested in the iShares Russell 2000 ETF was 38.5% and 32.4%, respectively. As of the period ended, the percentage of the Tactical Core Emerging Markets Fund's net assets invested in iShares 3-7 Year Treasury ETF and Proshares Ultra 7-10 Year Treasury ETF was 40.3% and 27.5%, respectively.

In accordance with its investment objectives the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2016, the amount of unrealized appreciation (depreciation) on option contracts subject to equity price risk amounted to $(361,647) for the Good Harbor Equity Income Fund.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Funds' prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/23/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/23/2016